Investment property - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property	$ 34,295	$ 40,725	$ 42,342
Fair value
Disclosure of detailed information about investment property [line items]
Investment property	34,295	40,725
Level 3 | Fair value
Disclosure of detailed information about investment property [line items]
Investment property	34,200	40,700
Increase (decrease) in investment property	$ 3,400	$ 4,100